Commitments and Contingencies (Details) - USD ($)		6 Months Ended	9 Months Ended
	Aug. 12, 2021	Jun. 30, 2022	Dec. 31, 2021	Aug. 05, 2022
Commitments and Contingencies (Details) [Line Items]
Founder shares percentage		50.00%	50.00%
Common stock equals or exceeds per shares (in Dollars per share)		$ 12.5	$ 12.5
Business combination remaining percentage		50.00%	50.00%
Underwriters sales (in Dollars)		$ 100	$ 100
Option to purchase share		300,000	300,000
Option to purchase price per unit (in Dollars per share)		$ 11.5	$ 11.5
Expired term		5 years	5 years
Option units		300,000	300,000
Common stock shares		300,000	300,000
Warrants purchased		300,000	300,000
Registration rights description		Notwithstanding the foregoing, the underwriters and their related persons may not (i) have more than one demand registration right at our expense, (ii) exercise their demand registration rights more than five (5) years from the effective date of the registration statement, and (iii) exercise their “piggy-back” registration rights more than seven (7) years from the effective date of the registration statement.	Notwithstanding the foregoing, the underwriters and their related persons may not (i) have more than one demand registration right at our expense, (ii) exercise their demand registration rights more than five (5) years from the effective date of the registration statement, and (iii) exercise their “piggy-back” registration rights more than seven (7) years from the effective date of the registration statement.
Cash payment (in Dollars)	$ 100
Deposited in trust account (in Dollars)				$ 573,392
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Exercised shares		344,035	344,035